Long-term Debt - Additional Information (Detail)				1 Months Ended						12 Months Ended
	Jan. 16, 2019 Vessel	Mar. 13, 2018 USD ($) Vessel CreditFacility	Oct. 10, 2017 USD ($) Note $ / Note	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Apr. 30, 2018 USD ($) Vessel	Mar. 31, 2018 USD ($) Vessel $ / shares shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Vessel CreditFacility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($) Note $ / Note	Jan. 31, 2019 USD ($)	Jan. 15, 2019 shares	Jul. 16, 2018 shares	Feb. 14, 2018 shares
Debt Instrument [Line Items]
Maturity date										Dec. 31, 2022
Number of vessels for which waiver obtained | Vessel										2
Period of vessel unemployment resulting in waiver termination										90 days
Early repayment of debt								$ 10,000,000
Senior unsecured notes issued										$ 0	$ 80,000,000	$ 0
Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares																	38,461,539
2019 Warrants [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares															38,461,539
Class A Common Shares [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares																25,000,000
Class A Common Shares [Member] | 2018 Warrants [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares									38,461,539
Warrants outstanding purchase price									$ 250,000,000
Class A Common Shares [Member] | 2019 Warrants [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares															38,461,539
Class A Common Shares [Member] | 2019 Warrants [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares								38,461,539
Warrants exercise price | $ / shares								$ 6.50
Class A Common Shares [Member] | 2019 Warrants [Member] | Fairfax Financial Holdings Limited [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Warrants outstanding purchase price														$ 250,000,000
Unsecured Term Loan [Member]
Debt Instrument [Line Items]
Prepayment of remaining balance of unsecured term loan										29,000,000
Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Maturity date													Apr. 30, 2019
Number of notes issued | Note													13,800,000
Debt instrument price per note | $ / Note													25.00
Senior unsecured notes issued													$ 345,000,000
Debt instrument, interest rate													6.375%
Repurchase of senior unsecured notes										$ 17,529,000
Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Maturity date			Oct. 30, 2027
Number of notes issued | Note			3,200,000
Debt instrument price per note | $ / Note			25.00
Senior unsecured notes issued			$ 80,000,000
Debt instrument, interest rate			7.125%
2025 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Principal outstanding amount									$ 250,000,000
Interest bearing of aggregate principal amount									5.50%
2026 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Principal outstanding amount								$ 250,000,000
Interest bearing of aggregate principal amount								5.50%
GCI [Member]
Debt Instrument [Line Items]
Number of vessels for which waiver obtained | Vessel										4
Number of vessels secured by first-priority mortgages | Vessel										70
Number of vessels in process of being released from security | Vessel										6
Term Loans [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings										$ 2,158,743,000	1,301,616,000
Credit facilities, aggregate borrowings undrawn											$ 105,600,000
Credit facility maturity start month and year										2020-09
Credit facility maturity end month and year										2030-01
Weighted average rate of interest, including the margin										4.80%	3.60%
Term Loan Line Of Credit Facility Description										Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.
Term Loans [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin										0.70%	0.70%
Principal outstanding amount										$ 65,515,000	$ 78,288,000
Term Loans [Member] | GCI [Member]
Debt Instrument [Line Items]
Fair value, long-term debt		$ 1,038,081,000
Number of term loan credit facilities | CreditFacility		12
Number of operating vessels | Vessel		16
Secured Term Loans [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings							$ 120,000,000	$ 100,000,000
Number of vessels secured | Vessel								11
Repayment of principal balance of secured term loan				$ 36,484,000	$ 100,900,000	$ 29,200,000
Number of vessels unencumbered | Vessel										4
Number of vessels under security unencumbered | Vessel										2
Number of vessels in process of becoming unencumbered | Vessel										6
Secured Term Loans [Member] | 10000 TEU Vessels [Member]
Debt Instrument [Line Items]
Number of vessels acquired | Vessel							2
Minimum [Member] | 2025 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes										120 days
Minimum [Member] | 2026 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes										120 days
Maximum [Member] | 2025 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes										150 days
Maximum [Member] | 2026 Notes [Member] | Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Notice period required for early redemption of notes										150 days
One Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate										2.40%	1.60%
LIBOR Plus Margin [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate description										interest calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description										At December 31, 2018, the one month, three month and six month average LIBOR was 2.4%, 2.6% and 2.5%, respectively (2017 – 1.6%, 1.5% and 1.5%, respectively) and the margins ranged between 0.4% and 4.8% (2017 – 0.4% and 4.8%) for Term Loans.
Principal outstanding amount										$ 2,093,228,000
LIBOR Plus Margin [Member] | Minimum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate margin										0.40%	0.40%
LIBOR Plus Margin [Member] | Maximum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Interest rate margin										4.80%	4.80%
Three Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate										2.60%	1.50%
Six Month LIBOR [Member] | Term Loans [Member]
Debt Instrument [Line Items]
LIBOR interest rate										2.50%	1.50%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility										4
Credit facilities, maximum aggregate borrowings						$ 150,000,000				$ 938,209,000	$ 974,132,000
Credit facilities, aggregate borrowings undrawn										150,011,000	$ 120,000,000
Debt instrument term						2 years
Credit facilities, amounts drawn										$ 0
Credit facility maturity start month and year										2019-08
Credit facility maturity end month and year										2023-12
Interest rate description										Interest is calculated as one month LIBOR plus a margin per annum
Debt instrument description										At December 31, 2018, the one month average LIBOR was 2.4% (2017 – 1.5%) and the margins ranged between 0.5% and 1.4% (2017 – 0.5% and 1.4%) for revolving credit facilities
Weighted average rate of interest, including the margin										3.00%	2.20%
Description of the terms of a credit facility arrangement										For secured facilities, revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership
Maturity date										Dec. 31, 2023
Revolving Credit Facilities [Member] | Subsequent Events [Member]
Debt Instrument [Line Items]
Number of vessels in process of becoming unencumbered | Vessel	8
Revolving Credit Facilities [Member] | Term Loan Payment Due in Full Maturity [Member]
Debt Instrument [Line Items]
Principal outstanding amount										$ 58,240,000
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin										0.50%	0.50%
Commitment fee on undrawn amount										0.20%	0.20%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin										1.40%	1.40%
Commitment fee on undrawn amount										0.50%	0.40%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate										2.40%	1.50%
Three Hundred and Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility cancelled									$ 120,000,000